Investment in Unconsolidated Partnerships (Summary of Unconsolidated Partnerships) (Details)	12 Months Ended
	Dec. 31, 2011
PREI I LLC [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	20.00%	[1]
Company's Economic Interest	20.00%	[1]
Date Acquired	Apr. 04, 2007	[1]
PREI II LLC [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	20.00%
Company's Economic Interest	20.00%
Date Acquired	Apr. 04, 2007
McKellar Court [Member]
Investment In Unconsolidated Partnerships [Line Items]
Company's Ownership Interest	22.00%	[2]
Company's Economic Interest	22.00%	[2]
Date Acquired	Sep. 30, 2004	[2]

[1]	PREI I LLC owns a portfolio of two properties in Cambridge, Massachusetts. During the year ended December 31, 2011, PREI I LLC sold certain properties to the Company (see Note 12). PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility, of $199.3 million through proceeds from the sale and capital contributions of the members. During the year ended December 31, 2011, a wholly owned subsidiary of the Company's joint venture with PREI I LLC entered into an agreement with certain lenders to extend the maturity date of its secured construction loan facility to August 13, 2013 and decrease the borrowing capacity to $139.0 million, which required the repayment of approximately $67.0 million by capital contributions of the members, including the Company's share of the repayment of approximately $13.4 million. At December 31, 2011, there were $139.0 million in outstanding borrowings on the secured loan facility with a contractual interest rate of 3.28% (including the applicable credit spread)
[2]	The Company's investment in the McKellar Court partnership (maximum exposure to losses) was approximately $12.4 million at December 31, 2011. The Company's economic interest in the McKellar Court partnership entitles it to 75% of the extraordinary cash flows after repayment of the partners' capital contributions and 22% of the operating cash flows.